UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012 Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Changes in Net Assets
36 Financial Highlights
37 Notes to Financial Statements
45 Information About Your Fund's Expenses
47 Summary of Management Fee Evaluation by Independent Fee Consultant
51 Account Management Resources
53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Average Annual Total Returns as of 6/30/12
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	3.59%	-14.05%	5.83%	-6.14%	4.77%
MSCI EAFE® Index+	2.96%	-13.83%	5.96%	-6.10%	5.14%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 is 0.50% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/12	$11.14
12/31/11	$10.79
Distribution Information: Six Months as of 6/30/12: Income Dividends	$.04

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Morningstar Rankings — Foreign Large Blend Funds Category as of 6/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Institutional Class 1-Year	403	of	815	49
3-Year	440	of	733	60
5-Year	348	of	582	60
10-Year	154	of	325	47

Source: Morningstar, Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Shaun Murphy, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 2007.

• Joined Northern Trust Investments, Inc. in June 2004 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2012 (14.1% of Net Assets)	Country	Percent
1. Royal Dutch Shell PLC Explores, produces and refines petroleum	United Kingdom	2.1%
2. Nestle SA A multinational company that markets a wide range of food products	Switzerland	2.0%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.6%
4. Vodafone Group PLC Provides a range of mobile telecommunications services	United Kingdom	1.4%
5. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.3%
6. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.3%
7. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.2%
8. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.1%
9. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.1%
10. BHP Billiton Ltd Producer of petroleum, minerals and steel products	Australia	1.0%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 51 for contact information.

Investment Portfolio as of June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 95.7%
Australia 8.4%
AGL Energy Ltd.	12,578	190,750
Alumina Ltd.	60,170	49,413
Amcor Ltd.	28,036	204,313
AMP Ltd.	66,443	263,827
APA Group (a)	15,093	77,342
Asciano Group	22,395	100,725
ASX Ltd.	4,038	123,871
Australia & New Zealand Banking Group Ltd.	62,800	1,425,628
Bendigo & Adelaide Bank Ltd.	9,363	71,370
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	75,626	2,465,146
Boral Ltd.	17,970	54,555
Brambles Ltd.	36,144	229,250
Caltex Australia Ltd.	3,298	46,073
Campbell Brothers Ltd.	1,544	86,499
Centro Retail Australia (REIT)	29,529	60,006
CFS Retail Property Trust (REIT)	45,494	90,478
Coca-Cola Amatil Ltd.	13,679	187,877
Cochlear Ltd.	1,303	88,247
Commonwealth Bank of Australia	37,077	2,029,089
Computershare Ltd.	10,977	83,913
Crown Ltd.	9,433	82,398
CSL Ltd.	12,137	492,257
Dexus Property Group (REIT)	108,475	103,757
Echo Entertainment Group Ltd.	17,311	75,939
Fairfax Media Ltd.	51,950	29,743
Fortescue Metals Group Ltd.	33,332	170,350
Goodman Group (REIT)	36,668	138,987
GPT Group (REIT)	34,219	115,752
Harvey Norman Holdings Ltd. (a)	11,888	23,943
Iluka Resources Ltd.	10,089	118,224
Incitec Pivot Ltd.	37,421	110,314
Insurance Australia Group Ltd.	50,013	179,223
Leighton Holdings Ltd.	3,744	63,112
Lend Lease Group	12,442	92,355
Lynas Corp., Ltd.*	42,401	37,490
Macquarie Group Ltd.	7,904	212,810
Metcash Ltd.	18,938	65,552
Mirvac Group (REIT) (Units)	78,463	102,756
National Australia Bank Ltd.	52,457	1,273,939
Newcrest Mining Ltd.	17,857	415,645
Orica Ltd.	8,733	222,281
Origin Energy Ltd.	25,327	318,574
OZ Minerals Ltd.	7,135	57,896
Qantas Airways Ltd.*	27,216	30,166
QBE Insurance Group Ltd.	26,999	372,240
QR National Ltd.	40,749	142,880
Ramsay Health Care Ltd.	3,214	74,655
Rio Tinto Ltd.	10,190	598,957
Santos Ltd.	21,989	241,492
Sims Metal Management Ltd.	4,056	40,175
Sonic Healthcare Ltd.	8,521	111,123
SP AusNet	40,280	42,053
Stockland (REIT) (Units)	53,706	170,047
Suncorp Group Ltd.	29,925	249,749
Sydney Airport	9,429	28,093
TABCORP Holdings Ltd.	16,847	50,766
Tatts Group Ltd.	32,547	87,737
Telstra Corp., Ltd.	101,638	385,143
Toll Holdings Ltd.	16,609	68,201
Transurban Group (Units)	31,230	182,090
Wesfarmers Ltd.	23,552	725,066
Westfield Group (REIT) (Units)	51,265	499,459
Westfield Retail Trust (REIT)	67,325	197,362
Westpac Banking Corp.	71,589	1,557,385
Whitehaven Coal Ltd.	10,719	46,128
Woodside Petroleum Ltd.	15,064	482,416
Woolworths Ltd.	28,719	789,900
WorleyParsons Ltd.	4,782	124,210
(Cost $12,023,406)		19,729,162
Austria 0.3%
Andritz AG	1,712	88,137
Erste Group Bank AG*	5,068	96,349
Immofinanz AG*	23,046	73,362
OMV AG	3,477	109,154
Raiffeisen Bank International AG	1,130	37,010
Telekom Austria AG	8,207	80,670
Verbund AG	1,669	38,208
Vienna Insurance Group AG Wiener Versicherung Gruppe	941	38,017
Voestalpine AG	2,717	72,037
(Cost $756,354)		632,944
Belgium 1.1%
Ageas	54,794	108,535
Anheuser-Busch InBev NV	18,883	1,468,016
Belgacom SA	3,490	99,157
Colruyt SA	1,872	83,419
Delhaize Group SA	2,329	85,303
Groupe Bruxelles Lambert SA	1,861	126,473
KBC GROEP NV (a)	3,990	84,703
Mobistar SA	688	23,530
Solvay SA	1,423	140,781
Telenet Group Holding NV	1,313	57,355
UCB SA	2,609	131,654
Umicore SA	2,631	121,625
(Cost $2,574,970)		2,530,551
Channel Islands 0.1%
Randgold Resources Ltd.	2,074	186,633
Resolution Ltd.	32,291	99,207
(Cost $304,921)		285,840
Denmark 1.1%
A P Moller-Maersk AS "A"	13	81,241
A P Moller-Maersk AS "B"	31	204,007
Carlsberg AS "B"	2,481	195,496
Coloplast AS "B"	523	93,999
Danske Bank AS*	15,157	211,183
DSV AS	4,497	89,230
Novo Nordisk AS "B"	9,562	1,383,345
Novozymes A/S "B"	5,804	150,439
TDC AS	11,609	80,693
Tryg AS	610	34,249
William Demant Holding AS*	575	51,676
(Cost $997,849)		2,575,558
Finland 0.7%
Elisa Oyj	3,479	70,046
Fortum Oyj	10,661	202,563
Kesko Oyj "B"	1,638	42,819
Kone Oyj "B"	3,729	225,811
Metso Corp.	2,937	101,686
Neste Oil Oyj	2,931	33,026
Nokia Oyj	87,153	179,539
Nokian Renkaat Oyj	2,718	103,594
Orion Oyj "B"	2,308	43,783
Pohjola Bank PLC	3,359	39,228
Sampo Oyj "A"	9,747	253,370
Stora Enso Oyj "R"	12,917	79,723
UPM-Kymmene Oyj	12,120	137,365
Wartsila Oyj	3,869	127,182
(Cost $2,158,306)		1,639,735
France 8.3%
Accor SA	3,392	106,796
Aeroports de Paris	687	51,912
Air Liquide SA	7,311	836,456
Alcatel-Lucent*	53,133	88,277
Alstom SA (a)	4,942	156,974
Arkema	1,462	95,794
AtoS	1,210	72,458
AXA SA	41,323	553,076
BNP Paribas SA	22,697	876,190
Bouygues SA	4,347	117,143
Bureau Veritas SA	1,258	111,824
Cap Gemini	3,413	125,817
Carrefour SA (a)	13,431	248,176
Casino Guichard-Perrachon SA	1,272	111,689
Christian Dior SA	1,305	179,725
Cie Generale des Etablissements Michelin "B"	4,190	274,045
CNP Assurances*	3,660	44,718
Compagnie de Saint-Gobain	9,365	346,547
Compagnie Generale de Geophysique-Veritas*	3,204	82,784
Credit Agricole SA*	22,889	101,037
DANONE SA	13,549	841,154
Dassault Systemes SA	1,404	131,895
Edenred	3,915	111,091
Electricite de France	5,757	128,172
Essilor International SA	4,775	443,569
Eurazeo	802	30,919
Eutelsat Communications	3,239	99,589
Fonciere des Regions (REIT)	560	40,346
France Telecom SA	43,349	570,458
GDF Suez	28,979	691,408
Gecina SA (REIT)	539	48,228
Groupe Eurotunnel SA (Registered)	13,303	108,175
Icade (REIT)	542	41,117
Iliad SA	534	77,263
Imerys SA	790	40,344
JC Decaux SA	1,629	35,945
Klepierre (REIT)	2,216	73,022
L'Oreal SA	5,662	663,264
Lafarge SA (a)	4,446	198,982
Lagardere SCA	2,906	81,131
Legrand SA	5,666	192,701
LVMH Moet Hennessy Louis Vuitton SA	5,948	906,584
Natixis	22,817	61,744
Pernod Ricard SA (a)	4,954	529,961
PPR	1,771	252,898
PSA Peugeot Citroen SA*	5,654	55,913
Publicis Groupe	3,383	154,710
Remy Cointreau SA	516	56,532
Renault SA	4,612	184,922
Rexel SA	2,473	42,216
Safran SA	5,469	202,998
Sanofi	28,334	2,148,597
Schneider Electric SA	12,200	679,768
SCOR SE	3,841	93,192
Societe BIC SA	712	73,557
Societe Generale*	16,317	384,708
Sodexo	2,254	175,628
Suez Environnement Co.	6,890	74,167
Technip SA	2,309	240,956
Thales SA	2,125	70,319
Total SA	49,809	2,247,837
Unibail-Rodamco SE (REIT)	2,142	395,190
Vallourec SA	2,435	99,939
Veolia Environnement	7,967	100,816
Vinci SA	10,591	495,694
Vivendi	30,159	560,675
Wendel	805	59,563
Zodiac Aerospace	801	81,504
(Cost $19,812,460)		19,660,799
Germany 7.1%
Adidas AG	4,882	350,151
Allianz SE (Registered)	10,675	1,073,423
Axel Springer AG	919	39,518
BASF SE	21,531	1,496,159
Bayer AG	19,391	1,398,258
Bayerische Motoren Werke (BMW) AG	7,743	561,042
Beiersdorf AG	2,414	156,627
Brenntag AG (a)	1,099	121,580
Celesio AG	1,960	32,005
Commerzbank AG*	84,604	143,715
Continental AG	1,919	159,966
Daimler AG (Registered)	21,228	954,706
Deutsche Bank AG (Registered) (b)	21,760	790,830
Deutsche Boerse AG	4,535	244,764
Deutsche Lufthansa AG (Registered)	5,647	65,365
Deutsche Post AG (Registered)	19,736	349,546
Deutsche Telekom AG (Registered)	65,725	721,019
E.ON AG	42,161	908,167
Fraport AG	905	48,727
Fresenius Medical Care AG & Co. KGaA	4,924	348,529
Fresenius SE & Co. KGaA	2,908	301,546
GEA Group AG	4,017	106,661
Hannover Rueckversicherung AG (Registered)	1,399	83,070
HeidelbergCement AG	3,380	162,261
Henkel AG & Co. KGaA	3,034	168,134
Hochtief AG*	697	33,755
Hugo Boss AG	478	47,280
Infineon Technologies AG	25,235	171,105
K+S AG (Registered)	4,139	188,848
Kabel Deutschland Holding AG*	2,077	129,257
Lanxess AG	1,920	121,111
Linde AG	4,001	623,188
MAN SE	999	102,100
Merck KGaA	1,549	154,578
Metro AG	2,967	86,549
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,205	593,283
RWE AG	11,429	467,205
Salzgitter AG	965	39,669
SAP AG	21,605	1,275,851
Siemens AG (Registered)	19,299	1,622,229
Suedzucker AG	1,640	58,013
ThyssenKrupp AG	9,252	150,727
United Internet AG (Registered)	2,208	37,904
Volkswagen AG	683	103,046
Wacker Chemie AG (a)	385	26,463
(Cost $14,282,952)		16,817,930
Greece 0.0%
Coca-Cola Hellenic Bottling Co. SA*	4,532	80,400
OPAP SA	5,518	34,724
(Cost $143,695)		115,124
Hong Kong 3.0%
AIA Group Ltd.	239,777	826,738
ASM Pacific Technology Ltd. (a)	4,800	61,241
Bank of East Asia Ltd.	31,974	115,148
BOC Hong Kong (Holdings) Ltd.	86,321	265,658
Cathay Pacific Airways Ltd.	29,000	46,984
Cheung Kong (Holdings) Ltd.	33,000	407,791
Cheung Kong Infrastructure Holdings Ltd.	11,000	66,052
CLP Holdings Ltd.	42,274	359,287
First Pacific Co., Ltd.	52,928	55,144
Foxconn International Holdings Ltd.*	53,000	19,332
Galaxy Entertainment Group Ltd.*	34,497	86,559
Genting Singapore PLC (a)	145,995	163,842
Hang Lung Group Ltd. (a)	21,000	129,424
Hang Lung Properties Ltd.	53,000	180,414
Hang Seng Bank Ltd. (a)	17,800	243,022
Henderson Land Development Co., Ltd.	22,882	127,426
Hong Kong & China Gas Co., Ltd.	121,907	258,964
Hong Kong Exchanges & Clearing Ltd. (a)	23,900	342,533
Hopewell Holdings Ltd.	14,000	39,869
Hutchison Whampoa Ltd.	50,100	433,309
Hysan Development Co., Ltd.	15,694	59,694
Kerry Properties Ltd.	17,432	74,243
Li & Fung Ltd. (a)	132,240	256,259
Lifestyle International Holdings Ltd.	13,500	29,644
Link (REIT)	54,064	220,688
MGM China Holdings Ltd.	21,497	33,063
MTR Corp., Ltd.	33,408	114,329
New World Development Co., Ltd.	89,010	104,968
Noble Group Ltd. (a)	94,891	84,722
NWS Holdings Ltd. (a)	35,123	51,052
Orient Overseas International Ltd.	4,900	24,043
PCCW Ltd.	96,200	35,217
Power Assets Holdings Ltd.	32,500	243,813
Sands China Ltd. (a)	56,019	179,448
Shangri-La Asia Ltd. (a)	35,540	67,792
Sino Land Co., Ltd.	71,096	107,735
SJM Holdings Ltd.	45,337	84,355
Sun Hung Kai Properties Ltd. (a)	36,364	431,270
Swire Pacific Ltd. "A"	16,000	186,423
Wharf Holdings Ltd.	34,750	193,422
Wheelock & Co., Ltd.	22,000	83,165
Wing Hang Bank Ltd.	4,062	39,261
Wynn Macau Ltd. (a)	35,581	83,852
Yue Yuen Industrial (Holdings) Ltd. (a)	18,500	57,755
(Cost $4,990,240)		7,074,950
Ireland 0.5%
CRH PLC (c)	13,369	257,018
CRH PLC (c)	3,385	65,688
Elan Corp. PLC*	12,092	176,270
Experian PLC	23,542	332,558
James Hardie Industries SE (CDI)	10,798	88,444
Kerry Group PLC "A" (c)	166	7,267
Kerry Group PLC "A" (c)	3,382	147,721
Ryanair Holdings PLC*	4,712	23,983
(Cost $809,232)		1,098,949
Israel 0.6%
Bank Hapoalim BM	25,690	79,597
Bank Leumi Le-Israel*	28,547	69,609
Bezeq Israeli Telecommunication Corp., Ltd.	42,363	44,826
Delek Group Ltd.	105	15,507
Elbit Systems Ltd.	517	17,891
Israel Chemicals Ltd.	10,380	114,594
Mizrahi Tefahot Bank Ltd.*	2,751	21,430
NICE Systems Ltd.*	1,460	53,300
Teva Pharmaceutical Industries Ltd.	22,123	872,000
The Israel Corp., Ltd.	53	29,839
(Cost $1,802,290)		1,318,593
Italy 2.0%
Assicurazioni Generali SpA	27,219	369,378
Atlantia SpA	7,584	96,864
Autogrill SpA	2,769	25,147
Banca Monte dei Paschi di Siena SpA*	147,320	36,959
Banco Popolare Societa Cooperativa*	43,547	58,537
Enel Green Power SpA	43,240	68,555
Enel SpA	153,790	496,292
Eni SpA	56,419	1,204,058
EXOR SpA	1,453	31,290
Fiat Industrial SpA	20,429	201,316
Fiat SpA* (a)	20,661	104,546
Finmeccanica SpA*	9,957	40,266
Intesa Sanpaolo	234,861	335,923
Intesa Sanpaolo (RSP)	22,968	26,298
Luxottica Group SpA	2,696	94,531
Mediaset SpA	17,259	30,195
Mediobanca SpA	12,748	56,453
Pirelli & C. SpA	5,882	62,047
Prysmian SpA	4,985	74,562
Saipem SpA	6,178	275,141
Snam SpA	38,523	171,736
Telecom Italia SpA	218,004	214,829
Telecom Italia SpA (RSP)	138,452	111,371
Terna — Rete Elettrica Nationale SpA	29,871	107,628
UBI Banca — Unione di Banche Italiane ScpA	20,039	65,772
UniCredit SpA*	94,833	359,347
(Cost $7,024,500)		4,719,041
Japan 21.0%
ABC-Mart, Inc.	700	26,162
Advantest Corp. (a)	3,500	54,734
AEON Co., Ltd.	14,400	179,496
Aeon Credit Service Co., Ltd.	1,930	35,789
AEON Mall Co., Ltd.	1,800	38,287
Air Water, Inc. (a)	3,553	42,975
Aisin Seiki Co., Ltd.	4,400	146,420
Ajinomoto Co., Inc. (a)	15,000	208,529
Alfresa Holdings Corp.	900	47,703
All Nippon Airways Co., Ltd.	21,000	59,555
Amada Co., Ltd.	9,000	53,382
Aozora Bank Ltd.	14,000	33,415
Asahi Glass Co., Ltd. (a)	24,000	161,542
Asahi Group Holdings Ltd.	9,000	193,298
Asahi Kasei Corp.	29,000	157,327
ASICS Corp.	3,500	44,469
Astellas Pharma, Inc.	10,400	454,271
Benesse Holdings, Inc.	1,500	67,062
Bridgestone Corp.	15,200	348,654
Brother Industries Ltd.	5,800	66,379
Canon, Inc.	26,600	1,065,138
Casio Computer Co., Ltd. (a)	5,700	37,374
Central Japan Railway Co.	35	276,606
Chiyoda Corp. (a)	3,065	37,549
Chubu Electric Power Co., Inc.	15,400	250,032
Chugai Pharmaceutical Co., Ltd.	5,100	96,554
Chugoku Electric Power Co., Inc. (a)	7,100	116,898
Citizen Holdings Co., Ltd. (a)	6,400	37,566
Coca-Cola West Co., Ltd.	1,400	24,413
Cosmo Oil Co., Ltd.	14,000	35,602
Credit Saison Co., Ltd.	3,700	82,104
Dai Nippon Printing Co., Ltd. (a)	13,000	101,786
Dai-ichi Life Insurance Co., Ltd.	203	235,155
Daicel Corp.	7,000	42,991
Daido Steel Co., Ltd. (a)	7,000	43,594
Daihatsu Motor Co., Ltd. (a)	4,000	70,073
Daiichi Sankyo Co., Ltd. (a)	15,700	264,342
Daikin Industries Ltd. (a)	5,400	151,621
Dainippon Sumitomo Pharma Co., Ltd.	3,900	39,779
Daito Trust Construction Co., Ltd.	1,700	161,264
Daiwa House Industry Co., Ltd.	12,000	170,360
Daiwa Securities Group, Inc. (a)	38,000	143,071
DeNA Co., Ltd.	2,400	63,708
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	41,883
Denso Corp.	11,400	388,158
Dentsu, Inc.	4,300	127,205
East Japan Railway Co.	7,939	498,443
Eisai Co., Ltd. (a)	5,900	259,033
Electric Power Development Co., Ltd.	2,900	76,055
FamilyMart Co., Ltd.	1,400	64,102
FANUC Corp.	4,500	739,338
Fast Retailing Co., Ltd. (a)	1,200	240,897
Fuji Electric Co., Ltd.	13,000	31,751
Fuji Heavy Industries Ltd.	13,982	112,861
Fujifilm Holdings Corp.	10,800	204,178
Fujitsu Ltd.	43,000	206,043
Fukuoka Financial Group, Inc.	19,000	74,243
Gree, Inc.* (a)	2,240	45,014
GS Yuasa Corp. (a)	9,000	41,137
Hakuhodo Dy Holdings, Inc.	560	37,078
Hamamatsu Photonics KK	1,578	53,434
Hankyu Hanshin Holdings, Inc.	27,000	136,344
Hino Motors Ltd.	6,000	43,360
Hirose Electric Co., Ltd. (a)	700	69,211
Hisamitsu Pharmaceutical Co., Inc. (a)	1,500	73,880
Hitachi Chemical Co., Ltd.	2,500	39,177
Hitachi Construction Machinery Co., Ltd.	2,500	47,065
Hitachi High-Technologies Corp. (a)	1,500	36,965
Hitachi Ltd.	106,000	651,913
Hitachi Metals Ltd. (a)	4,000	47,655
Hokkaido Electric Power Co., Inc.	4,500	58,161
Hokuriku Electric Power Co.	4,200	65,365
Honda Motor Co., Ltd.	38,200	1,330,683
Hoya Corp.	10,400	229,152
Hulic Co., Ltd.*	5,600	30,799
IBIDEN Co., Ltd.	3,000	54,179
Idemitsu Kosan Co., Ltd.	500	44,712
IHI Corp.	32,000	68,295
INPEX Corp.	51	285,922
Isetan Mitsukoshi Holdings Ltd.	8,320	88,255
Isuzu Motors Ltd.	28,000	149,697
Itochu Corp.	35,100	368,327
Itochu Techno-Solutions Corp.	600	29,027
J. Front Retailing Co., Ltd.	12,000	60,291
Japan Petroleum Exploration Co., Ltd.	700	26,652
Japan Prime Realty Investment Corp. (REIT)	17	47,888
Japan Real Estate Investment Corp. (REIT)	13	119,518
Japan Retail Fund Investment Corp. (REIT)	46	72,940
Japan Steel Works Ltd.	8,000	44,152
Japan Tobacco, Inc.	21,000	622,305
JFE Holdings, Inc.	10,725	179,333
JGC Corp.	5,000	144,716
JSR Corp. (a)	4,400	76,332
JTEKT Corp.	5,500	56,809
Jupiter Telecommunications Co., Ltd.	48	48,999
JX Holdings, Inc.	52,300	268,665
Kajima Corp.	21,000	61,616
Kamigumi Co., Ltd.	6,000	47,890
Kaneka Corp.	6,000	33,196
Kansai Electric Power Co., Inc.	17,500	209,644
Kansai Paint Co., Ltd. (a)	5,000	53,541
Kao Corp.	12,300	339,234
Kawasaki Heavy Industries Ltd.	33,000	90,289
Kawasaki Kisen Kaisha Ltd.* (a)	17,000	33,650
KDDI Corp.	63	406,372
Keikyu Corp. (a)	11,000	100,089
Keio Corp. (a)	14,000	101,499
Keisei Electric Railway Co., Ltd.	7,000	59,109
Keyence Corp.	1,070	264,630
Kikkoman Corp.	4,000	49,467
Kinden Corp.	3,000	19,696
Kintetsu Corp. (a)	37,900	151,129
Kirin Holdings Co., Ltd.	20,000	235,715
Kobe Steel Ltd.	61,000	73,275
Koito Manufacturing Co., Ltd.	2,158	30,222
Komatsu Ltd.	21,800	522,502
Konami Corp.	2,300	52,238
Konica Minolta Holdings, Inc.	11,000	86,688
Kubota Corp.	26,000	239,947
Kuraray Co., Ltd.	7,900	102,262
Kurita Water Industries Ltd.	2,800	64,741
Kyocera Corp.	3,600	310,849
Kyowa Hakko Kirin Co., Ltd.	5,910	60,721
Kyushu Electric Power Co., Inc.	10,000	118,630
Lawson, Inc. (a)	1,400	97,948
LIXIL Group Corp.	6,148	130,064
Mabuchi Motor Co., Ltd.	600	23,910
Makita Corp.	2,600	91,412
Marubeni Corp.	38,000	252,918
Marui Group Co., Ltd.	5,300	40,450
Maruichi Steel Tube Ltd.	1,000	21,514
Mazda Motor Corp.*	63,000	85,514
McDonald's Holdings Co. (Japan), Ltd.	1,700	47,833
Medipal Holdings Corp.	3,500	49,523
MEIJI Holdings Co., Ltd.	1,400	64,268
Miraca Holdings, Inc.	1,307	54,346
Mitsubishi Chemical Holdings Corp.	31,500	138,729
Mitsubishi Corp.	32,900	664,369
Mitsubishi Electric Corp.	45,000	375,055
Mitsubishi Estate Co., Ltd.	29,000	520,235
Mitsubishi Gas Chemical Co., Inc.	9,000	51,151
Mitsubishi Heavy Industries Ltd.	71,000	288,297
Mitsubishi Logistics Corp.	3,000	31,663
Mitsubishi Materials Corp.	26,000	75,273
Mitsubishi Motors Corp.*	89,000	89,556
Mitsubishi Tanabe Pharma Corp.	5,500	79,029
Mitsubishi UFJ Financial Group, Inc.	298,600	1,429,037
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,430	59,578
Mitsui & Co., Ltd.	40,600	602,372
Mitsui Chemicals, Inc.	20,000	50,117
Mitsui Fudosan Co., Ltd.	20,000	387,976
Mitsui O.S.K Lines Ltd.	26,000	93,654
Mizuho Financial Group, Inc.	534,390	904,633
MS&AD Insurance Group Holdings, Inc.	12,100	211,791
Murata Manufacturing Co., Ltd.	4,700	246,554
Nabtesco Corp.	2,325	51,694
Namco Bandai Holdings, Inc.	4,050	55,669
NEC Corp.*	63,900	99,182
Nexon Co., Ltd.*	2,500	48,908
NGK Insulators Ltd.	6,000	66,223
NGK Spark Plug Co., Ltd.	4,000	52,812
NHK Spring Co., Ltd.	3,500	37,686
Nidec Corp.	2,600	197,170
Nikon Corp.	7,900	239,996
Nintendo Co., Ltd. (a)	2,500	291,710
Nippon Building Fund, Inc. (REIT)	14	135,562
Nippon Electric Glass Co., Ltd.	9,000	53,529
Nippon Express Co., Ltd.	21,000	86,690
Nippon Meat Packers, Inc.	4,000	52,972
Nippon Paper Group, Inc.	2,400	38,100
Nippon Steel Corp.	119,000	269,651
Nippon Telegraph & Telephone Corp.	10,238	475,680
Nippon Yusen Kabushiki Kaisha	38,000	100,920
Nishi-Nippon City Bank Ltd.	17,000	41,426
Nissan Motor Co., Ltd.	58,200	551,195
Nisshin Seifun Group, Inc.	4,500	52,676
Nisshin Steel Co., Ltd.	17,000	23,868
Nissin Foods Holdings Co., Ltd.	1,300	49,531
Nitori Holdings Co., Ltd.	800	75,754
Nitto Denko Corp.	3,800	162,071
NKSJ Holdings, Inc.	8,700	185,428
NOK Corp.	2,500	53,237
Nomura Holdings, Inc.	84,600	315,943
Nomura Real Estate Holdings, Inc.	2,300	42,113
Nomura Real Estate Office Fund, Inc. (REIT)	6	33,877
Nomura Research Institute Ltd.	2,400	52,897
NSK Ltd.	11,000	71,015
NTN Corp. (a)	12,000	37,684
NTT Data Corp.	31	95,188
NTT DoCoMo, Inc.	357	594,111
NTT Urban Development Corp.	25	20,201
Obayashi Corp.	16,000	70,109
Odakyu Electric Railway Co., Ltd. (a)	15,000	149,238
OJI Paper Co., Ltd.	19,000	72,958
Olympus Corp.*	5,000	81,094
Omron Corp.	4,700	99,238
Ono Pharmaceutical Co., Ltd.	2,000	125,798
Oracle Corp.	1,000	43,039
Oriental Land Co., Ltd.	1,200	137,240
ORIX Corp. (a)	2,430	226,180
Osaka Gas Co., Ltd.	44,000	184,429
Otsuka Corp.	400	34,316
Otsuka Holdings KK	8,422	258,053
Panasonic Corp. (a)	51,514	418,993
Rakuten, Inc. (a)	16,800	173,978
Resona Holdings, Inc.	45,400	187,383
Ricoh Co., Ltd.	15,000	126,626
Rinnai Corp.	800	55,118
ROHM Co., Ltd.	2,200	84,623
Sankyo Co., Ltd.	1,100	53,669
Sanrio Co., Ltd.	1,099	40,056
Santen Pharmaceutical Co., Ltd.	1,800	73,822
SBI Holdings, Inc. (a)	544	40,343
Secom Co., Ltd.	5,000	229,515
Sega Sammy Holdings, Inc.	4,700	95,592
Seiko Epson Corp.	3,200	32,437
Sekisui Chemical Co., Ltd.	10,000	93,122
Sekisui House Ltd.	13,000	122,694
Seven & I Holdings Co., Ltd.	17,600	530,311
Seven Bank Ltd.	14,500	37,208
Sharp Corp.	24,000	121,831
Shikoku Electric Power Co., Inc. (a)	4,000	84,936
Shimadzu Corp.	6,000	51,774
Shimamura Co., Ltd.	500	57,836
Shimano, Inc.	1,800	117,738
Shimizu Corp.	15,000	52,063
Shin-Etsu Chemical Co., Ltd.	9,600	528,159
Shinsei Bank Ltd.	32,000	38,826
Shionogi & Co., Ltd.	7,300	99,270
Shiseido Co., Ltd.	8,300	130,853
Showa Denko KK	33,000	64,133
Showa Shell Sekiyu KK	4,500	27,559
SMC Corp.	1,300	224,997
Softbank Corp. (a)	20,700	769,608
Sojitz Corp.	30,400	50,300
Sony Corp.	23,400	332,996
Sony Financial Holdings, Inc.	4,300	70,338
Square Enix Holdings Co., Ltd.	1,600	25,229
Stanley Electric Co., Ltd.	3,500	54,026
Sumco Corp.*	2,600	23,596
Sumitomo Chemical Co., Ltd.	35,000	107,636
Sumitomo Corp.	26,300	367,950
Sumitomo Electric Industries Ltd.	17,500	217,576
Sumitomo Heavy Industries Ltd.	14,000	62,861
Sumitomo Metal Industries Ltd.	78,000	128,399
Sumitomo Metal Mining Co., Ltd.	12,000	135,065
Sumitomo Mitsui Financial Group, Inc.	31,491	1,038,853
Sumitomo Mitsui Trust Holdings, Inc.	72,100	215,398
Sumitomo Realty & Development Co., Ltd.	8,000	196,839
Sumitomo Rubber Industries Ltd.	4,200	54,719
Suzuken Co., Ltd.	1,700	57,337
Suzuki Motor Corp.	8,700	178,331
Sysmex Corp.	1,800	71,137
T&D Holdings, Inc.	13,400	142,916
Taiheiyo Cement Corp.	26,000	59,659
Taisei Corp.	25,000	66,973
Taisho Pharmaceutical Holdings Co., Ltd.	900	76,085
Taiyo Nippon Sanso Corp.	6,000	35,054
Takashimaya Co., Ltd. (a)	6,000	46,068
Takeda Pharmaceutical Co., Ltd.	18,500	839,518
TDK Corp.	2,800	113,649
Teijin Ltd.	23,000	69,980
Terumo Corp. (a)	3,600	147,900
The Bank of Kyoto Ltd. (a)	8,000	60,596
The Bank of Yokohama Ltd.	28,000	132,249
The Chiba Bank Ltd.	18,000	108,108
The Chugoku Bank Ltd.	4,000	52,120
The Furukawa Electric Co., Ltd.	15,000	35,540
The Gunma Bank Ltd.	10,000	47,304
The Hachijuni Bank Ltd.	10,258	53,369
The Iyo Bank Ltd.	6,000	47,885
The Joyo Bank Ltd.	16,000	72,844
The Shizuoka Bank Ltd.	13,000	133,676
The Suruga Bank Ltd. (a)	4,000	40,968
THK Co., Ltd. (a)	3,000	56,827
Tobu Railway Co., Ltd.	24,000	126,422
Toho Co., Ltd.	2,800	48,365
Toho Gas Co., Ltd.	10,000	62,107
Tohoku Electric Power Co., Inc.*	10,400	104,487
Tokio Marine Holdings, Inc.	16,900	424,932
Tokyo Electric Power Co., Inc.*	35,800	69,195
Tokyo Electron Ltd.	4,000	187,066
Tokyo Gas Co., Ltd.	57,000	291,103
Tokyu Corp.	26,000	122,381
Tokyu Land Corp.	10,000	49,641
TonenGeneral Sekiyu KK	7,000	62,133
Toppan Printing Co., Ltd.	13,000	86,907
Toray Industries, Inc.	34,000	231,889
Toshiba Corp.	94,000	356,760
Tosoh Corp.	12,000	32,586
TOTO Ltd.	7,000	52,275
Toyo Seikan Kaisha Ltd.	3,700	44,830
Toyo Suisan Kaisha Ltd.	2,000	53,389
Toyoda Gosei Co., Ltd. (a)	1,400	32,187
Toyota Boshoku Corp.	1,400	16,990
Toyota Industries Corp.	3,800	108,568
Toyota Motor Corp.	64,700	2,607,771
Toyota Tsusho Corp.	5,200	99,184
Trend Micro, Inc.	2,600	76,762
Tsumura & Co.	1,500	39,692
Ube Industries Ltd.	25,000	58,024
Unicharm Corp. (a)	2,600	148,114
Ushio, Inc.	2,500	30,910
USS Co., Ltd.	540	58,329
West Japan Railway Co.	3,900	160,635
Yahoo! Japan Corp.	334	108,091
Yakult Honsha Co., Ltd. (a)	2,200	86,129
Yamada Denki Co., Ltd.	2,030	103,612
Yamaguchi Financial Group, Inc.	5,000	44,072
Yamaha Corp. (a)	3,800	39,103
Yamaha Motor Co., Ltd.	6,900	65,828
Yamato Holdings Co., Ltd.	8,900	143,295
Yamato Kogyo Co., Ltd. (a)	1,000	27,865
Yamazaki Baking Co., Ltd.	2,000	26,188
Yaskawa Electric Corp. (a)	5,000	37,945
Yokogawa Electric Corp.	4,500	46,448
(Cost $46,801,124)		49,561,454
Luxembourg 0.4%
ArcelorMittal	21,831	337,247
Millicom International Cellular SA (SDR)	1,489	140,484
SES (FDR)	6,734	159,241
Tenaris SA	11,338	198,234
(Cost $964,356)		835,206
Mexico 0.0%
Fresnillo PLC (d) (Cost $46,118)	4,142	95,059
Netherlands 2.6%
Aegon NV	39,822	185,494
Akzo Nobel NV	5,463	256,979
ASML Holding NV	9,854	502,133
Corio NV (REIT) (a)	1,496	65,893
DE Master Blenders 1753 NV*	11,110	125,272
Delta Lloyd NV	2,510	34,853
European Aeronautic Defence & Space Co. NV	9,589	340,051
Fugro NV (CVA)	1,587	96,434
Gemalto NV	1,878	135,059
Heineken Holding NV	2,379	106,479
Heineken NV	5,363	280,135
ING Groep NV (CVA)*	89,559	604,239
Koninklijke (Royal) KPN NV (a)	33,488	320,661
Koninklijke Ahold NV	24,363	301,891
Koninklijke Boskalis Westminster NV	1,731	57,125
Koninklijke DSM NV	3,695	182,302
Koninklijke Philips Electronics NV	23,566	465,985
Koninklijke Vopak NV	1,617	103,692
QIAGEN NV*	5,367	89,620
Randstad Holding NV	2,953	87,208
Reed Elsevier NV	16,477	188,486
SBM Offshore NV*	4,210	58,428
TNT Express NV	7,666	89,676
Unilever NV (CVA)	38,309	1,282,218
Wolters Kluwer NV	6,934	110,386
(Cost $5,761,352)		6,070,699
New Zealand 0.1%
Auckland International Airport Ltd.	22,498	44,142
Contact Energy Ltd.*	8,076	31,268
Fletcher Building Ltd.	16,694	78,958
Sky City Entertainment Group Ltd.	13,943	38,068
Telecom Corp. of New Zealand Ltd.	44,052	84,594
(Cost $172,823)		277,030
Norway 0.8%
Aker Solutions ASA	3,843	54,718
DnB ASA	22,806	226,880
Gjensidige Forsikring ASA (a)	4,968	57,800
Norsk Hydro ASA (a)	21,352	96,366
Orkla ASA	17,802	129,215
Seadrill Ltd.	8,306	296,525
Statoil ASA	26,294	628,743
Telenor ASA	17,017	283,802
Yara International ASA	4,334	189,801
(Cost $876,658)		1,963,850
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	39,514	26,984
EDP — Energias de Portugal SA	43,813	103,504
Galp Energia, SGPS, SA "B"	5,717	72,511
Jeronimo Martins, SGPS, SA	5,275	89,013
Portugal Telecom, SGPS, SA (Registered)	14,642	64,352
(Cost $445,681)		356,364
Singapore 1.7%
Ascendas Real Estate Investment Trust (REIT)	43,200	73,758
CapitaLand Ltd.	59,125	127,634
CapitaMall Trust (REIT)	52,870	80,087
CapitaMalls Asia Ltd.	33,360	41,602
City Developments Ltd. (a)	12,000	107,243
ComfortDelGro Corp., Ltd.	46,000	56,367
Cosco Corp., (Singapore) Ltd.	24,000	18,837
DBS Group Holdings Ltd. (a)	41,056	453,176
Fraser & Neave Ltd.	21,488	119,750
Global Logistic Properties Ltd.*	48,000	79,964
Golden Agri-Resources Ltd.	164,373	87,871
Hutchison Port Holdings Trust (Units)	120,000	85,785
Jardine Cycle & Carriage Ltd.	2,604	96,075
Keppel Corp., Ltd.	33,149	271,626
Keppel Land Ltd. (a)	17,749	45,619
Neptune Orient Lines Ltd.*	20,000	17,654
Olam International Ltd.	35,898	52,239
Oversea-Chinese Banking Corp., Ltd.	60,514	422,744
SembCorp Industries Ltd.	22,449	91,779
SembCorp Marine Ltd.	20,600	78,656
Singapore Airlines Ltd.	12,670	104,156
Singapore Exchange Ltd.	20,000	100,401
Singapore Press Holdings Ltd.	37,758	116,591
Singapore Technologies Engineering Ltd.	35,000	86,371
Singapore Telecommunications Ltd.	186,301	487,147
StarHub Ltd.	14,000	37,960
United Overseas Bank Ltd.	29,822	443,172
UOL Group Ltd.	10,544	41,335
Wilmar International Ltd.	44,000	126,493
Yangzijiang Shipbuilding Holdings Ltd.	44,569	35,759
(Cost $2,455,848)		3,987,851
Spain 2.6%
Abertis Infraestructuras SA	8,679	117,485
Acciona SA	480	28,663
Acerinox SA	2,479	27,850
ACS, Actividades de Construccion y Servicios SA (a)	3,463	74,238
Amadeus IT Holding SA "A"	7,358	155,821
Banco Bilbao Vizcaya Argentaria SA	111,163	801,191
Banco de Sabadell SA (a)	48,046	93,778
Banco Popular Espanol SA (a)	25,663	58,181
Banco Santander SA	219,889	1,468,591
Bankia SA* (a)	17,781	20,888
CaixaBank SA	19,091	62,432
Distribuidora Internacional de Alimentacion SA*	14,293	67,177
Enagas SA	4,401	80,310
Ferrovial SA	9,067	102,231
Gas Natural SDG SA	8,077	103,755
Grifols SA*	3,006	76,246
Grifols SA "B"*	426	8,085
Iberdrola SA	90,626	429,104
Industria de Diseno Textil SA	5,147	532,352
Mapfre SA	19,068	38,868
Red Electrica Corporacion SA	2,516	109,722
Repsol YPF SA	18,557	298,363
Telefonica SA	96,414	1,271,993
Zardoya Otis SA	3,631	40,405
(Cost $7,162,999)		6,067,729
Sweden 2.9%
Alfa Laval AB	8,014	137,708
Assa Abloy AB "B"	7,916	221,355
Atlas Copco AB "A"	15,658	338,077
Atlas Copco AB "B"	9,344	178,655
Boliden AB	6,259	87,552
Electrolux AB "B"	5,531	110,433
Elekta AB "B"	2,165	98,732
Getinge AB "B"	4,766	118,105
Hennes & Mauritz AB "B"	22,329	802,791
Hexagon AB "B"	5,592	96,432
Holmen AB "B"	1,299	35,364
Husqvarna AB "B"	9,248	43,780
Industrivarden AB "C"	2,946	38,028
Investor AB "B"	10,573	202,281
Kinnevik Investment AB "B"	4,711	94,620
Lundin Petroleum AB*	5,191	97,383
Modern Times Group "B"	1,021	47,384
Nordea Bank AB	61,520	532,609
Ratos AB "B"	4,713	44,827
Sandvik AB	23,388	301,103
Scania AB "B"	7,640	131,186
Securitas AB "B"	7,748	60,275
Skandinaviska Enskilda Banken AB "A"	32,750	213,480
Skanska AB "B"	9,005	138,108
SKF AB "B"	9,395	185,869
SSAB AB "A"	3,857	32,096
Svenska Cellulosa AB "B"	13,435	201,772
Svenska Handelsbanken AB "A"	11,434	376,913
Swedbank AB "A"	19,119	302,343
Swedish Match AB	4,955	199,973
Tele2 AB "B"	7,600	117,789
Telefonaktiebolaget LM Ericsson "B"	70,465	642,988
TeliaSonera AB	50,699	324,341
Volvo AB "B"	32,481	372,092
(Cost $4,125,130)		6,926,444
Switzerland 8.6%
ABB Ltd. (Registered)*	51,489	840,312
Actelion Ltd. (Registered)*	2,547	104,610
Adecco SA (Registered)*	3,173	141,204
Aryzta AG*	2,001	99,441
Baloise Holding AG (Registered)	1,170	77,238
Banque Cantonale Vaudoise (Registered)	68	36,070
Barry Callebaut AG (Registered)*	45	40,879
Compagnie Financiere Richemont SA "A"	12,215	670,366
Credit Suisse Group AG (Registered)*	27,196	496,838
GAM Holding Ltd.*	4,185	46,591
Geberit AG (Registered)*	902	177,923
Givaudan SA (Registered)*	193	189,560
Glencore International PLC (a)	32,134	149,286
Holcim Ltd. (Registered)*	5,334	295,514
Julius Baer Group Ltd.* (a)	4,785	173,247
Kuehne & Nagel International AG (Registered)	1,298	137,387
Lindt & Spruengli AG*	22	68,004
Lindt & Spruengli AG (Registered)*	2	73,476
Lonza Group AG (Registered)*	1,242	51,719
Nestle SA (Registered)	77,501	4,623,044
Novartis AG (Registered)	53,963	3,010,053
Pargesa Holding SA (Bearer)	650	38,732
Partners Group Holding AG (a)	331	58,846
Roche Holding AG (Genusschein)	16,482	2,845,245
Schindler Holding AG	1,158	129,499
Schindler Holding AG (Registered)	536	60,440
SGS SA (Registered)	127	237,972
Sika AG (Bearer)	50	96,297
Sonova Holding AG (Registered)*	1,131	109,137
STMicroelectronics NV	15,731	86,513
Straumann Holding AG (Registered)	192	28,199
Sulzer AG (Registered)	592	70,183
Swatch Group AG (Bearer)	718	284,084
Swatch Group AG (Registered)	1,077	74,931
Swiss Life Holding AG (Registered)*	748	70,585
Swiss Prime Site AG (Registered)*	1,153	96,234
Swiss Re AG.*	8,230	517,032
Swisscom AG (Registered)	541	217,482
Syngenta AG (Registered)	2,214	755,822
Transocean Ltd.	8,175	367,439
UBS AG (Registered)*	85,246	996,900
Wolseley PLC	6,629	247,675
Xstrata PLC	48,577	613,140
Zurich Insurance Group AG*	3,449	778,162
(Cost $13,699,753)		20,283,311
United Kingdom 21.6%
3i Group PLC	23,705	73,386
Aberdeen Asset Management PLC	20,122	81,949
Admiral Group PLC	5,018	93,856
Aggreko PLC	6,393	207,959
AMEC PLC	7,635	120,504
Anglo American PLC	31,081	1,019,768
Antofagasta PLC	9,421	161,688
ARM Holdings PLC	32,549	259,201
Associated British Foods PLC	8,506	171,146
AstraZeneca PLC	29,952	1,338,823
Aviva PLC	67,700	289,789
Babcock International Group PLC	8,307	111,155
BAE Systems PLC	75,495	341,644
Balfour Beatty PLC	16,857	78,961
Barclays PLC	271,632	695,322
BG Group PLC	79,685	1,630,979
BHP Billiton PLC	49,502	1,413,601
BP PLC	445,739	2,986,524
British American Tobacco PLC	46,260	2,354,556
British Land Co. PLC (REIT)	19,787	158,508
British Sky Broadcasting Group PLC	26,121	285,086
BT Group PLC	182,321	604,380
Bunzl PLC	7,631	125,010
Burberry Group PLC	10,199	212,743
Capita PLC	15,545	159,845
Capital Shopping Centers Group PLC (REIT)	13,685	69,211
Carnival PLC	4,335	148,345
Centrica PLC	121,429	605,346
Cobham PLC	24,722	90,039
Compass Group PLC	44,232	463,960
Croda International PLC	3,200	113,622
Diageo PLC	58,838	1,513,624
Eurasian Natural Resources Corp.	6,372	41,584
Evraz PLC	7,635	31,247
G4S PLC	32,610	142,612
GKN PLC	35,704	101,663
GlaxoSmithKline PLC	118,615	2,689,696
Hammerson PLC (REIT)	16,361	114,050
HSBC Holdings PLC	422,916	3,729,039
ICAP PLC	13,688	72,468
IMI PLC	7,591	99,075
Imperial Tobacco Group PLC	23,486	903,673
Inmarsat PLC	10,236	78,738
InterContinental Hotels Group PLC	6,741	162,913
International Consolidated Airlines Group SA*	22,879	57,497
Intertek Group PLC	3,820	160,545
Invensys PLC	19,975	69,725
Investec PLC	12,763	74,507
ITV PLC	85,010	102,618
J Sainsbury PLC	28,172	133,439
Johnson Matthey PLC	5,138	178,154
Kazakhmys PLC	5,298	60,312
Kingfisher PLC	55,116	249,208
Land Securities Group PLC (REIT)	18,096	209,865
Legal & General Group PLC	137,336	275,371
Lloyds Banking Group PLC*	965,949	475,121
London Stock Exchange Group PLC	3,486	54,917
Lonmin PLC	3,977	48,547
Man Group PLC	44,343	53,017
Marks & Spencer Group PLC	38,027	194,405
Meggitt PLC	17,913	108,630
National Grid PLC	83,875	887,786
Next PLC	3,910	196,061
Old Mutual PLC	114,349	272,144
Pearson PLC	19,098	379,308
Petrofac Ltd.	6,047	132,197
Prudential PLC	59,771	692,530
Reckitt Benckiser Group PLC	15,514	818,235
Reed Elsevier PLC	28,291	226,964
Rexam PLC	20,254	133,990
Rio Tinto PLC	31,560	1,507,284
Rolls-Royce Holdings PLC*	43,880	591,981
Royal Bank of Scotland Group PLC*	49,408	167,495
Royal Dutch Shell PLC "A"	86,187	2,903,318
Royal Dutch Shell PLC "B"	62,541	2,182,694
RSA Insurance Group PLC	81,523	138,199
SABMiller PLC	22,477	902,841
Schroders PLC	2,781	58,542
Segro PLC (REIT)	18,202	62,047
Serco Group PLC	12,178	102,395
Severn Trent PLC	5,501	142,477
Shire PLC	13,145	377,797
Smith & Nephew PLC	21,416	214,381
Smiths Group PLC	9,078	144,494
SSE PLC	21,984	479,289
Standard Chartered PLC	55,977	1,220,346
Standard Life PLC	54,619	200,306
Subsea 7 SA	6,540	129,832
Tate & Lyle PLC	10,737	109,107
Tesco PLC	188,511	916,325
The Sage Group PLC	30,922	134,360
The Weir Group PLC	4,865	117,338
Tui Travel PLC	9,966	26,594
Tullow Oil PLC	21,202	489,432
Unilever PLC	30,147	1,013,216
United Utilities Group PLC	16,266	172,103
Vedanta Resources PLC	2,429	34,991
Veripos, Inc.*	654	1,777
Vodafone Group PLC	1,170,604	3,288,971
Whitbread PLC	4,103	130,931
William Morrison Supermarkets PLC	55,659	232,293
WPP PLC	29,404	357,385
(Cost $43,051,654)		50,942,922
Total Common Stocks (Cost $193,244,671)		225,567,095

Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,299	64,084
Henkel AG & Co. KGaA	4,169	276,871
Porsche Automobil Holding SE	3,553	176,924
ProSiebenSat.1 Media AG	2,010	44,869
RWE AG	891	32,987
Volkswagen AG	3,385	536,683
Total Preferred Stocks (Cost $662,281)		1,132,418

Rights 0.0%
Spain
Repsol SA, Expiration Date 12/7/2012*	18,557	13,010
Zardoya Otis SA, Expiration Date 12/7/2031*	3,631	1,962
Total Rights (Cost $17,762)		14,972

Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $8,649,709)	8,649,709	8,649,709

Cash Equivalents 2.2%
Central Cash Management Fund, 0.14% (e) (Cost $5,124,679)	5,124,679	5,124,679

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $207,699,102)+	102.1	240,488,873
Other Assets and Liabilities, Net	(2.1)	(4,863,127)
Net Assets	100.0	235,625,746

* Non-income producing security.

+ The cost for federal income tax purposes was $215,809,801. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $24,679,072. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $68,233,266 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,554,194.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $8,495,134, which is 3.6% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Listed on the London Stock Exchange.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation)($)
ASX SPI 200 Index	AUD	9/20/2012	10	1,038,084	(12,272)
Euro Stoxx 50 Index	EUR	9/21/2012	113	3,224,682	151,494
FTSE 100 Index	GBP	9/21/2012	31	2,681,454	33,600
Hang Seng Index	HKD	7/30/2012	3	376,047	9,675
Nikkei 225 Index	JPY	9/13/2012	34	1,908,738	99,267
Total net unrealized appreciation					281,764

At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	590,000	AUD	591,404	9/19/2012	10,801	Morgan Stanley
USD	450,000	CHF	427,375	9/19/2012	1,213	UBS AG
USD	1,650,000	EUR	1,306,131	9/19/2012	4,197	Citigroup, Inc.
USD	1,590,000	GBP	1,021,616	9/19/2012	9,661	Morgan Stanley
USD	145,000	HKD	1,124,602	9/19/2012	1	Citigroup, Inc.
USD	234,000	SEK	1,647,346	9/19/2012	3,452	Morgan Stanley
USD	12,000	SGD	15,386	9/19/2012	147	Citigroup, Inc.
JPY	34,380,178	USD	434,000	9/19/2012	3,418	Morgan Stanley
Total unrealized appreciation					32,890

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	290,000	EUR	228,935	9/19/2012	(57)	Morgan Stanley
USD	80,000	JPY	6,381,424	9/19/2012	(78)	Morgan Stanley
USD	1,250,000	JPY	99,072,500	9/19/2012	(9,204)	UBS AG
AUD	132,320	USD	131,000	9/19/2012	(3,422)	UBS AG
CHF	153,071	USD	161,000	9/19/2012	(609)	Citigroup, Inc.
EUR	119,014	USD	150,000	9/19/2012	(729)	Citigroup, Inc.
GBP	186,408	USD	290,000	9/19/2012	(1,880)	UBS AG
Total unrealized depreciation					(15,979)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (g)
Australia	$—	$19,729,162	$0	$19,729,162
Austria	—	632,944	—	632,944
Belgium	—	2,530,551	—	2,530,551
Channel Islands	—	285,840	—	285,840
Denmark	—	2,575,558	—	2,575,558
Finland	—	1,639,735	—	1,639,735
France	—	19,660,799	—	19,660,799
Germany	—	17,950,348	—	17,950,348
Greece	—	115,124	—	115,124
Hong Kong	—	7,074,950	—	7,074,950
Ireland	—	1,098,949	—	1,098,949
Israel	—	1,318,593	—	1,318,593
Italy	—	4,719,041	—	4,719,041
Japan	—	49,561,454	—	49,561,454
Luxembourg	—	835,206	—	835,206
Mexico	—	95,059	—	95,059
Netherlands	—	6,070,699	—	6,070,699
New Zealand	—	277,030	—	277,030
Norway	—	1,963,850	—	1,963,850
Portugal	—	356,364	—	356,364
Singapore	—	3,987,851	—	3,987,851
Spain	14,972	6,067,729	—	6,082,701
Sweden	—	6,926,444	—	6,926,444
Switzerland	—	20,283,311	—	20,283,311
United Kingdom	—	50,941,145	1,777	50,942,922
Short-Term Investments (g)	13,774,388	—	—	13,774,388
Derivatives (h)	294,036	32,890	—	326,926
Total	$14,083,396	$226,730,626	$1,777	$240,815,799
Liabilities
Derivatives (h)	$(12,272)	$(15,979)	$—	$(28,251)
Total	$(12,272)	$(15,979)	$—	$(28,251)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $193,924,714) — including $8,495,134 of securities loaned	$226,714,485
Investment in Daily Assets Fund Institutional (cost $8,649,709)*	8,649,709
Investment in Central Cash Management Fund (cost $5,124,679)	5,124,679
Total investments in securities, at value (cost $207,699,102)	240,488,873
Cash	10,000
Foreign currency, at value (cost $2,299,037)	2,302,613
Deposit with broker for futures contracts	640,842
Receivable for investments sold	244,229
Receivable for Fund shares sold	153,232
Dividends receivable	635,650
Interest receivable	22,016
Receivable for variation margin on futures contracts	281,764
Unrealized appreciation on forward foreign currency exchange contracts	32,890
Foreign taxes recoverable	232,263
Other assets	15,900
Total assets	245,060,272
Liabilities
Payable upon return of securities loaned	8,649,709
Payable for investments purchased	167,297
Payable for Fund shares redeemed	390,523
Unrealized depreciation on forward foreign currency exchange contracts	15,979
Accrued management fee	45,979
Accrued Trustees' fees	351
Other accrued expenses and payables	164,688
Total liabilities	9,434,526
Net assets, at value	$235,625,746

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2012 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	3,352,282
Net unrealized appreciation (depreciation) on: Investments	32,789,771
Futures	281,764
Foreign currency	8,950
Accumulated net realized gain (loss)	(36,480,398)
Paid-in capital	235,673,377
Net assets, at value	$235,625,746
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($235,625,746 ÷ 21,146,133 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.14

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $519,974)	$5,807,370
Interest	1,630
Income distributions — Central Cash Management Fund	637
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	181,572
Total income	5,991,209
Expenses: Management fee	316,957
Administration fee	126,783
Services to shareholders	79,061
Custodian fee	87,174
Professional fees	43,714
Reports to shareholders	20,445
Registration fees	12,253
Trustees' fees and expenses	6,250
Other	25,038
Total expenses	717,675
Net investment income	5,273,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	18,574,023
Futures	276,175
Foreign currency	(118,231)
18,731,967
Change in net unrealized appreciation (depreciation) on: Investments	(12,296,151)
Futures	230,138
Foreign currency	(13,157)
(12,079,170)
Net gain (loss)	6,652,797
Net increase (decrease) in net assets resulting from operations	$11,926,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$5,273,534	$9,548,344
Net realized gain (loss)	18,731,967	3,889,040
Change in net unrealized appreciation (depreciation)	(12,079,170)	(52,994,967)
Net increase (decrease) in net assets resulting from operations	11,926,331	(39,557,583)
Distributions to shareholders from: Net investment income	(891,677)	(9,449,947)
Fund share transactions: Proceeds from shares sold	27,993,954	81,684,213
Reinvestment of distributions	870,931	9,261,677
Payments for shares redeemed	(86,862,788)	(81,965,519)
Redemption fees	3,078	3,539
Net increase (decrease) in net assets from Fund share transactions	(57,994,825)	8,983,910
Increase (decrease) in net assets	(46,960,171)	(40,023,620)
Net assets at beginning of period	282,585,917	322,609,537
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $3,352,282 and $1,029,575, respectively)	$235,625,746	$282,585,917

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.79		$12.73	$12.14		$9.64		$17.39	$16.17
Income (loss) from investment operations: Net investment income (loss)a	.24		.38	.28		.27		.45	.42
Net realized and unrealized gain (loss)	.15		(1.95)	.65		2.53		(7.84)	1.30
Total from investment operations	.39		(1.57)	.93		2.80		(7.39)	1.72
Less distributions from: Net investment income	(.04)		(.37)	(.34)		(.30)		(.36)	(.50)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$11.14		$10.79	$12.73		$12.14		$9.64	$17.39
Total Return (%)	3.59	**	(12.39)	7.67		29.27		(42.46)	10.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	236		283	323		336		255	475
Ratio of expenses (%)	.57	*	.50	.51		.52		.52	.47
Ratio of net investment income (loss) (%)	4.16	*	3.03	2.37		2.61		3.18	2.40
Portfolio turnover rate (%)	2	**	6	5		9		16	7
a Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $48,759,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($9,218,000), December 31, 2017 ($33,094,000) and December 31, 2018 ($6,447,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through December 31, 2011, the Fund elects to defer qualified late year losses of approximately $200,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,987,000 to $9,229,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2012, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2012, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $731,000 to $6,590,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $2,047,000 to $7,224,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$294,036	$294,036
Foreign Exchange Contracts (b)	32,890	—	32,890
	$32,890	$294,036	$326,926

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(12,272)	$(12,272)
Foreign Exchange Contracts (b)	(15,979)	—	(15,979)
	$(15,979)	$(12,272)	$(28,251)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$276,175	$276,175
Foreign Exchange Contracts (b)	7,167	—	7,167
	$7,167	$276,175	$283,342

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$230,138	$230,138
Foreign Exchange Contracts (b)	(17,919)	—	(17,919)
	$(17,919)	$230,138	$212,219

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) from futures

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments), aggregated $4,391,675 and $64,285,637, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $126,783, of which $18,392 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2012, the amount charged to the Fund by DISC aggregated $42,768, of which $27,197 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,374, of which $7,901 is unpaid.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	2,454,251	$27,993,954	6,625,124	$81,684,213
Shares issued to shareholders in reinvestment of distributions	72,820	870,931	837,521	9,261,677
Shares redeemed	(7,560,474)	(86,862,788)	(6,632,888)	(81,965,519)
Redemption fees		3,078		3,539
Net increase (decrease)	(5,033,403)	$(57,994,825)	829,757	$8,983,910

G. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2012, there was one non-affiliated shareholder account which held approximately 41% and one affiliated shareholder account which held approximately 20% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,035.90
Expenses Paid per $1,000*	$2.89
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,022.03
Expenses Paid per $1,000*	$2.87

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.57%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Institutional Class:
(800) 621-1048

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DEAFE-3
(R-028286-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 27, 2012